FINANCIAL INSTRUMENTS (Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) $ in Thousands, kr in Millions	Jun. 30, 2024 NOK (kr)	Jun. 30, 2024 USD ($)	Apr. 30, 2024 USD ($)	Dec. 31, 2023 NOK (kr)	Dec. 31, 2023 USD ($)	Jan. 21, 2020 NOK (kr)
Assets:
Interest rate/ currency/ commodity swap contracts, short-term receivables		$ 3,017			$ 4,617
Interest rate/ currency/ commodity swap contracts, long-term receivables		12,624			13,608
NOK600 million senior unsecured floating rate bonds due 2025
Liabilities:
U.S. dollar floating rate debt | kr	kr 600					kr 600
Long-term debt	kr 570	$ 53,400		kr 590	58,100
7.25% senior unsecured sustainability-linked bonds due 2026
Liabilities:
Senior unsecured convertible notes interest rate (in percentage)	7.25%	7.25%
8.875% senior unsecured sustainability-linked bonds due 2027
Liabilities:
Senior unsecured convertible notes interest rate (in percentage)	8.875%	8.875%
8.25% senior unsecured sustainability-linked bonds due 2028
Liabilities:
U.S. dollar floating rate debt			$ 150,000
Senior unsecured convertible notes interest rate (in percentage)	8.25%	8.25%	8.25%
Long-term debt		$ 150,000			0
Fair value | Fair value, measurements, recurring
Assets:
Equity securities		4,662			5,104
Interest rate/ currency/ commodity swap contracts, short-term receivables		3,017			4,617
Interest rate/ currency/ commodity swap contracts, long-term receivables		12,624			13,608
Total assets		20,303
Liabilities:
Interest rate/ currency/ commodity swap contracts, short-term payables		11,704
Total liabilities		520,191
Fair value | Fair value, measurements, recurring | NOK600 million senior unsecured floating rate bonds due 2025
Liabilities:
Floating Rate NOK Bonds Due 2025		54,174
Long-term debt		54,174			59,181
Fair value | Fair value, measurements, recurring | 7.25% senior unsecured sustainability-linked bonds due 2026
Liabilities:
Long-term debt		149,813			146,310
Fair value | Fair value, measurements, recurring | 8.875% senior unsecured sustainability-linked bonds due 2027
Liabilities:
Long-term debt		154,125			152,820
Fair value | Fair value, measurements, recurring | 8.25% senior unsecured sustainability-linked bonds due 2028
Liabilities:
Long-term debt		150,375			0
Fair value | Fair value, measurements, recurring | Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1)
Assets:
Equity securities		4,662
Total assets		4,662
Liabilities:
Total liabilities		508,487
Fair value | Fair value, measurements, recurring | Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1) | NOK600 million senior unsecured floating rate bonds due 2025
Liabilities:
Floating Rate NOK Bonds Due 2025		54,174
Fair value | Fair value, measurements, recurring | Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1) | 7.25% senior unsecured sustainability-linked bonds due 2026
Liabilities:
Long-term debt		149,813
Fair value | Fair value, measurements, recurring | Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1) | 8.875% senior unsecured sustainability-linked bonds due 2027
Liabilities:
Long-term debt		154,125
Fair value | Fair value, measurements, recurring | Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1) | 8.25% senior unsecured sustainability-linked bonds due 2028
Liabilities:
Long-term debt		150,375
Fair value | Fair value, measurements, recurring | Significant Other Observable Inputs (Level 2)
Assets:
Interest rate/ currency/ commodity swap contracts, short-term receivables		3,017
Interest rate/ currency/ commodity swap contracts, long-term receivables		12,624
Total assets		15,641
Liabilities:
Interest rate/ currency/ commodity swap contracts, short-term payables		11,704
Total liabilities		11,704
Fair value | Fair value, measurements, recurring | Significant Unobservable Inputs (Level 3)
Assets:
Total assets		0
Liabilities:
Total liabilities		0
Carrying value | Fair value, measurements, recurring
Assets:
Equity securities		4,662			5,104
Interest rate/ currency/ commodity swap contracts, short-term receivables		3,017			4,617
Interest rate/ currency/ commodity swap contracts, long-term receivables		12,624			13,608
Carrying value | Fair value, measurements, recurring | NOK600 million senior unsecured floating rate bonds due 2025
Liabilities:
Long-term debt		53,373			58,089
Carrying value | Fair value, measurements, recurring | 7.25% senior unsecured sustainability-linked bonds due 2026
Liabilities:
Long-term debt		150,000			150,000
Carrying value | Fair value, measurements, recurring | 8.875% senior unsecured sustainability-linked bonds due 2027
Liabilities:
Long-term debt		150,000			150,000
Carrying value | Fair value, measurements, recurring | 8.25% senior unsecured sustainability-linked bonds due 2028
Liabilities:
Long-term debt		$ 150,000			$ 0